As filed with the Securities and Exchange Commission on November 1, 2018

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 227	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 229	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 30, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 227 to the Registration Statement on Form N-1A for Direxion Shares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until November 30, 2018, the effectiveness of Post-Effective Amendment No. 206 (“PEA No. 206”) with respect to the Direxion Daily Lithium Bull 2X Shares and the Direxion Daily Lithium Bull 3X Shares, which was filed with the Commission via EDGAR Accession No. 0001193125-18-029227 on February 1, 2018 and was most recently delayed until November 2, 2018 by Post-Effective Amendment No. 223.

This Post-Effective Amendment No. 227 incorporates by reference the information contained in Parts A, B and C of PEA No. 206.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 227 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 227 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on November 1, 2018.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 227 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board, Chief Executive Officer and Chief Investment Officer	November 1, 2018

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	November 1, 2018

/s/ John Weisser* John Weisser	Trustee	November 1, 2018

/s/ Jacob C. Gaffey* Jacob C. Gaffey	Trustee	November 1, 2018

/s/ David L. Driscoll* David L. Driscoll	Trustee	November 1, 2018

/s/ Henry W. Mulholland* Henry W. Mulholland	Trustee	November 1, 2018

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer and Principal Financial Officer	November 1, 2018

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 209 to the Trust’s Registration Statement filed with the SEC on February 26, 2018.